Fixed assets - Depreciation and amortization - Depreciation period - Intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P20Y
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P5Y
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P3Y
Bottom of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P3Y
Top of range [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P15Y
Top of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P8Y
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P20Y
Top of range [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	P5Y